UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23086

WP Trust
(Exact name of registrant as specified in charter)

127 NW 13th Street Suite 13,Boca Raton, FL 33432
(Address of principal executive offices) (Zip code)

     The Corporation Trust Company
Corporation Trust Center
1209 Orange St., Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 950-9112

Date of fiscal year end: November 30

Date of reporting period: November 30, 2021

Item 1. Report to Stockholders.

WP Smaller Companies Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPSMX)

WP International Companies Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPITX)

WP Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPINX)

WP Large Cap Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPLCX)

Series of the
WP TRUST

ANNUAL REPORT November 30, 2021

Table of Contents

WP Trust

Letter to Shareholders	2
Sector Allocation	4
Performance Information	6
Schedules of Investments	10
Statements of Assets and Liabilities	19
Statements of Operations	21
Statements of Cash Flows	23
Statements of Changes in Net Assets	25
Financial Highlights	27

NOTES TO FINANCIAL STATEMENTS	31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	42

DISCLOSURE OF EXPENSES	44

ADDITIONAL INFORMATION	46

TRUSTEES & OFFICERS	47

2021 Annual Report 1

To the shareholders of WP Large Cap Income Plus Fund (hereafter referred to as “WPLCX” or “Large Cap Fund”):

In the Large Cap Fund’s eighth year of existence, we had a one-year return of 22.76% which beat the benchmark of the Dow Jones Industrial Average Total Return Index return of 18.52% . Our Large Cap Fund uses an option overlay process which generates positive cash flow in flat and up markets, which is pretty much how the market acted in 2021. We are pleased with our performance for the fiscal year ended November 30, 2021- beating our benchmark by 424 basis points. The performance of the Large Cap Fund’s option overlay process was a positive contributor to performance during the period.

The Large Cap Fund continues to hold primarily Large Capitalization stocks paying dividends in the 2% to 6% range. We continue to manage the Large Cap Fund with little turnover in our stock holdings and prefer to hold stocks that continue to increase their dividend payouts, and share buy-backs.

We are modestly positive on the market in 2022 and feel the ongoing success of the vaccines will be crucial in determining how well the market performs. The vaccines have made a big difference, especially in the United States, and confirms’ the United States premier position in the pharmaceutical industry, which bodes very well for the future.

In any event, we will continue to seek out companies that pay our desired level of dividends and look to generate cash from our options overlay process.

To the shareholders of WP Income Plus Fund (hereafter referred to as “WPINX” or “Income Fund”):

In Income Fund’s sixth year of existence the Fund had a successful year. We were up 10.68% for the year ended November 30, 2021 versus a gain of 4.03% over the same period for the Markit iBoxx Liquid High Yield Index which is the index our Income Fund is measured against. Our Income Fund uses an option overlay process which generates positive cash flow in flat and up markets which is pretty much how the market performed in 2021. The performance of the Income Fund’s option overlay process was a very significant contributor to performance during the period, and without the utilization of that process, we believe the Income Fund’s performance would have lagged the benchmark.

The Income Fund owns two ETFs which invest in dollar denominated American High Yield bonds: iShares iBoxx $ High Yield Corporate Bonds (symbol HYG) and SPDR Bloomberg Barclays High Yield Corporate Bonds (symbol JNK). The Income Fund also owns four bank stocks with yields of 3% and up. These two ETFs performed in line with most bond funds in a benign interest rate environment in 2021, but as noted above the Income Fund’s use of the option overlay process significantly contributed to the Fund’s outperformance of its benchmark.

Our outlook for interest rates in 2022 is for gradual rate increases but will probably be muted by the Federal Reserves stated objective of keeping rates at a manageable level.

We will continue to collect the dividends paid by our ETFs and bank stocks and pay that out to our shareholders.

To the shareholders of WP International Companies Income Plus Fund (hereafter referred to as “WPITX” or “International Fund”):

In International Fund’s sixth year of existence the Fund had a very nice year. The

2021 Annual Report 2

International Fund was up 15.40% for the year ended November 30, 2021 versus a gain of 10.77% for the MSCI EAFE Index over the same period which is the index the International Fund is measured against. Our International Fund uses an option overlay process which generates positive cash flow in flat and up markets which is pretty much how the market performed in 2021. The performance of the International Fund’s option overlay process was a very significant contributor to performance during the period, and without the utilization of that process, we believe that the International Fund’s performance would have lagged the benchmark.

The International Fund owns one ETF - iShares MSCI EAFE Index, two international bank stocks - Mitsubishi UFJ Financial Group and UBS Group, and Cronus Group. Performance wise these stocks were up slightly in fiscal year 2021 and the rest of the gain versus our benchmark come from our option overlay process.

We are less certain about stocks in general in the international space as Covid-19 seems to be affecting overseas more severely, and the chance of the vaccines being of significant help in 2022 seems less certain. In addition, we continue to believe our option overlay process could be of help in 2022. We will hold our current positions for now and see how the first part 2022 plays out.

To the shareholders of WP Smaller Companies Income Plus Fund (hereafter referred to as “WPSMX” or “Small Cap Fund”):

In Small Cap Fund’s sixth year of existence, the Fund had a difficult year. The Small Cap Fund was down 6.95% for the year ended November 30,2021 versus a gain of 22.03% for the Russell 2000 Index over the same period which is the index our Small Cap Fund is measured against. Our Small Cap Fund uses an option overlay process which generates positive cash flow in flat and up markets which is pretty much how the market performed in 2021. The performance of the Small Cap Fund’s option overlay process was a very significant contributor to performance during the period, and without the utilization of that process, we believe the Small Cap Fund’s performance would have further lagged the benchmark.

The main reason for the poor performance in the Small Cap Fund was because one of our largest holdings, Ontrak Inc., lost 96% of its value after losing a major contract with Aetna Insurance Co. We are very excited about our new investment in Immunity Bio Inc, a company that is deeply involved with developing “killer cell technology.” The company has been working on this technology since 2014 and, in our opinion, has the potential to be a game changer in fighting diseases that so far have been resistant to any kind of treatment.

We anticipate having a good year in our Small Cap Fund and look forward to adding more stocks that offer cutting edge technology.

Thank you for your patience and trust in us.

John Brandt Portfolio Manager	Charles Stoll Portfolio Manager

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance may be lower or higher that the performance data quoted.

2021 Annual Report 3

WP Trust (Unaudited)

     WP Smaller Companies Income Plus Fund
Allocation of Portfolio Holding (% of Investments) as of November 30, 2021
Excludes the Impact of Written Options

     WP International Companies Income Plus Fund
Allocation of Portfolio Holding (% of Investments) as of November 30, 2021
Excludes the Impact of Written Options

2021 Annual Report 4

WP Trust (Unaudited)

WP Income Plus Fund
Allocation of Portfolio Holding (% of Investments) as of November 30, 2021
Excludes the Impact of Written Options

WP Large Cap Income Plus Fund
Allocation of Portfolio Holding (% of Investments) as of November 30, 2021
Excludes the Impact of Written Options

2021 Annual Report 5

WP Smaller Companies Income Plus Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended November 30, 2021

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
WP Smaller Companies Income Plus Fund	-6.95%	0.22%	3.52%	5.49%
S&P 500® Index (B)	27.92%	20.38%	17.90%	17.09%
Russell 2000® Index (C)	22.03%	14.22%	12.14%	13.79%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the WP Smaller Companies Income Plus Fund was January 4, 2016.

(B) The S&P 500® Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

(C) The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 4.34% . The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratios presented in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-959-9260. THE FUND’S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2021 Annual Report 6

WP International Companies Income Plus Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended November 30, 2021

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
WP International Companies Income Plus Fund	15.40%	-8.15%	-3.07%	-2.35%
S&P 500® Index (B)	27.92%	20.38%	17.90%	17.09%
MSCI EAFE Index (C)	10.77%	9.83%	9.19%	7.78%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the WP International Companies Income Plus Fund was January 4, 2016.

(B) The S&P 500® Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

(C) The MSCI EAFE Index is a free-float weighted equity index that covers DM countries in Europe, Australasia, Israel and the Far East. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 4.97% . The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratios presented in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-959-9260. THE FUND’S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2021 Annual Report 7

WP Income Plus Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended November 30, 2021

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
WP Income Plus Fund	10.68%	-12.67%	-7.04%	-4.69%
S&P 500® Index (B)	27.92%	20.38%	17.90%	17.09%
Markit iBoxx USD Liquid High Yield Index (C)	4.03%	6.30%	5.55%	6.97%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the WP Income Plus Fund was January 4, 2016.

(B) The S&P 500® Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

(C) The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 4.79% . The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratios presented in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-959-9260. THE FUND’S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2021 Annual Report 8

WP Large Cap Income Plus Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended November 30, 2021

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
WP Large Cap Income Plus Fund	22.76%	3.94%	7.53%	5.99%
Dow Jones Industrial Average Index (B)	18.52%	12.95%	15.05%	12.76%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the WP Large Cap Income Plus Fund was December 4, 2013.

(B) The Dow Jones Industrial Average Index is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 2.80% . The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratios presented in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-959-9260. THE FUND’S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2021 Annual Report 9

WP Smaller Companies Income Plus Fund

	Schedule of Investments
	November 30, 2021
Shares	Fair Value	% of Net Assets
COMMON STOCKS
Banks
60,000 Mitsubishi UFJ Financial Group, Inc. - ADR +	$316,800	4.66%
Biotechnology
30,000 ImmunityBio, Inc. * +	233,700	3.44%
Health Care Equipment & Supplies
70,000 Alphatec Holdings, Inc. * +	777,000
35,000 Cytosorbents Corporation * +	172,200
	949,200	13.98%
Health Care Providers & Services
30,000 Ontrak, Inc. * +	182,100	2.68%
Perfumes, Cosmetics & Other Toilet Preparations
10,000 Olaplex Holdings, Inc. * +	269,500	3.97%
Professional Services
15,000 Hill International, Inc. * +	30,450	0.45%
Pharmaceuticals
60,000 Cronos Group Inc. * + (Canada)	271,800	4.00%
Thrifts & Mortgage Finance
100,000 Federal National Mortgage Association * +	110,000	1.62%
Total for Common Stocks (Cost $2,200,404)	2,363,550	34.80%
EXCHANGE TRADED FUNDS
Equity Funds
24,000 iShares Russell 2000 ETF + (a)	5,236,080
Total for Exchange Traded Funds (Cost $2,560,758)	5,236,080	77.11%
MONEY MARKET FUNDS
191,390 Federated Hermes Government Obligations Fund - Institutional	191,390
Class 0.03% **	191,390	2.82%
Total for Money Market Funds (Cost $191,390)

CALL/PUT OPTIONS PURCHASED		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value	% of Net Assets
CBOE S&P 500 Index *
December 3, 2021 Puts @ $3,725.00 ***	165	$61,462,500	5,363
Total for Options Purchased (Premiums Paid - $29,081)		$61,462,500	5,363	0.08%
Total Investments (Cost $4,981,633)			7,796,383	114.81%
Liabilities in Excess of Other Assets			(1,005,809)	-14.81%
Net Assets			$6,790,574	100.00%

ADR - American Depositary Receipt.
* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at November 30, 2021.
*** Level 2 valuation. See Note 2.
+ Portion or all of the security is pledged as collateral for options written.
(a) Additional information, including the current prospectus and annual report, is available at
https://www.ishares.com/us/products/239710/ishares-russell-2000-etf.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 10

WP Smaller Companies Income Plus Fund

		Schedule of Options Written
		November 30, 2021
Underlying Security		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value
Put Options Written
CBOE S&P 500 Index *
December 16, 2022 Puts @ $4,000.00	55	$ 22,000,000	$1,298,880
Total Put Options Written (Premiums Received $1,050,988)		22,000,000	1,298,880
Total Options Written (Premiums Received $1,050,988)		$ 22,000,000	$1,298,880

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2021 Annual Report 11

WP International Companies Income Plus Fund

	Schedule of Investments
	November 30, 2021
Shares	Fair Value	% of Net Assets
COMMON STOCKS
Banks
40,000 Mitsubishi UFJ Financial Group, Inc. - ADR + *	$211,200
23,000 UBS Group AG + (Switzerland)	397,440
	608,640	12.45%
Pharmaceuticals
30,000 Cronos Group Inc. + * (Canada)	135,900	2.78%

Total for Common Stocks (Cost $745,605)	744,540	15.23%
EXCHANGE TRADED FUNDS
Equity Funds
69,800 iShares MSCI EAFE ETF + (a)	5,363,432
Total for Exchange Traded Funds (Cost $3,957,786)	5,363,432	109.73%
MONEY MARKET FUNDS
40,185 Federated Hermes Government Obligations Fund - Institutional	40,185
Class 0.03% **	40,185	0.82%
Total for Money Market Funds (Cost $40,185)

CALL/PUT OPTIONS PURCHASED		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value	% of Net Assets
CBOE S&P 500 Index *
December 3, 2021 Puts @ $3,725.00 ***	171	$63,697,500	5,558
Total for Options Purchased (Premiums Paid - $30,139)		$63,697,500	5,558	0.11%
Total Investments (Cost $4,773,715)			6,153,715	125.89%
Liabilities in Excess of Other Assets			(1,265,782)	-25.89%
Net Assets			$4,887,933	100.00%

ADR - American Depositary Receipt.
* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at November 30, 2021.
*** Level 2 valuation. See Note 2.
+ Portion or all of the security is pledged as collateral for options written.
(a) Additional information, including the current prospectus and annual report, is available at
https://www.ishares.com/us/products/239623/ishares-msci-eafe-etf.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 12

WP International Companies Income Plus Fund

		Schedule of Options Written
		November 30, 2021
Underlying Security		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value
Put Options Written
CBOE S&P 500 Index *
December 16, 2022 Puts @ $4,000.00	57	$ 22,800,000	$ 1,346,112
Total Put Options Written (Premiums Received $1,089,206)		22,800,000	1,346,112
Total Options Written (Premiums Received $1,089,206)		$ 22,800,000	$ 1,346,112

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2021 Annual Report 13

WP Income Plus Fund

	Schedule of Investments
	November 30, 2021
Shares	Fair Value	% of Net Assets

COMMON STOCKS
Banks
5,600 Bank of America Corporation +	$249,032
35,000 Federal National Mortgage Association	38,500
1,350 JPMorgan Chase & Co. +	214,421
40,000 Mitsubishi UFJ Financial Group, Inc. - ADR +	211,200
1,325 The PNC Financial Services Group, Inc. +	261,025
4,400 Wells Fargo & Company +	210,232
	1,184,410	38.29%
Total for Common Stocks (Cost $799,826)	1,184,410	38.29%
EXCHANGE TRADED FUNDS
Debt Funds
4,800 iShares iBoxx $ High Yield Corporate Bond ETF +	411,072
26,600 SPDR® Bloomberg High Yield Bond ETF + (a)	2,841,678
Total for Exchange Traded Funds (Cost $3,245,500)	3,252,750	105.15%
MONEY MARKET FUNDS
149,034 Federated Hermes Government Obligations Fund - Institutional	149,034
Class 0.03% **	149,034	4.82%
Total for Money Market Funds (Cost $149,034)

CALL/PUT OPTIONS PURCHASED		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value	% of Net Assets
CBOE S&P 500 Index *
December 3, 2021 Puts @ $3,725.00 ***	201	$ 74,872,500	6,533
Total for Options Purchased (Premiums Paid - $35,427)		$ 74,872,500	6,533	0.21%
Total Investment Securities (Cost $4,229,787)			4,592,727	148.47%
Liabilities in Excess of Other Assets			(1,499,321)	-48.47%
Net Assets			$3,093,406	100.00%

ADR - American Depositary Receipt.
* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at November 30, 2021.
*** Level 2 valuation. See Note 2.
+ Portion or all of the security is pledged as collateral for options written.
(a) Additional information, including the current prospectus and annual report, is available at
https://www.ssga.com/us/en/institutional/etfs/funds/spdr-bloomberg-high-yield-bond-etf-jnk.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 14

WP Income Plus Fund

		Schedule of Options Written
		November 30, 2021
Underlying Security		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value
Put Options Written
CBOE S&P 500 Index *
December 16, 2022 Puts @ $4,000.00	67	$ 26,800,000	$ 1,582,272
Total Put Options Written (Premiums Received $1,280,295)		26,800,000	1,582,272
Total Options Written (Premiums Received $1,280,295)		$ 26,800,000	$ 1,582,272

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2021 Annual Report 15

WP Large Cap Income Plus Fund

	Schedule of Investments
	November 30, 2021
Shares	Fair Value	% of Net Assets

COMMON STOCKS
Banks
69,000 Bank of America Corporation +	$3,068,430
21,000 Citigroup Inc. +	1,337,700
17,200 JPMorgan Chase & Co. +	2,731,876
90,000 Mitsubishi UFJ Financial Group, Inc. - ADR +	475,200
43,600 Wells Fargo & Company +	2,083,208
	9,696,414	29.68%
Beverages
3,800 Diageo PLC - ADR +	772,046	2.36%
Biotechnology
10,000 ImmunityBio, Inc. * +	77,900	0.24%
Capital Markets
3,100 BlackRock, Inc. +	2,804,291	8.58%
Chemicals
1,000 The Scotts Miracle-Gro Company +	144,890	0.44%
Diversified Financial Services
6,900 Berkshire Hathaway Inc. - Class B +	1,909,161	5.84%
Food & Staples Retailing
10,000 Walmart Inc. +	1,406,300	4.31%
Health Care Equipment & Supplies
39,500 Cytosorbents Corporation * +	194,340	0.59%
Health Care Providers & Services
69,383 Ontrak, Inc. * +	421,155	1.29%
Hotels, Restaurants & Leisure
10,800 McDonald's Corporation +	2,641,680	8.09%
Perfumes, Cosmetics & Other Toilet Preparations
10,000 Olaplex Holdings, Inc. * +	269,500	0.83%
Pharmaceuticals
145,000 Cronos Group Inc. * (Canada) +	656,850	2.01%
Oil, Gas & Consumable Fuels
20,000 BP PLC - ADR +	519,200
2,000 Chevron Corporation +	225,740
18,000 Exxon Mobil Corporation +	1,077,120
28,000 Occidental Petroleum Corporation +	830,200
	2,652,260	8.12%
Semiconductors & Semiconductor Equipment
32,000 Intel Corporation +	1,574,400	4.82%
Software
17,900 Microsoft Corporation +	5,917,561	18.11%
Technology Hardware, Storage & Peripherals
42,000 Apple Inc. +	6,942,600	21.25%
Thrifts & Mortgage Finance
100,000 Federal National Mortgage Association * +	110,000	0.34%
Tobacco
53,000 Altria Group, Inc. +	2,259,920	6.92%
Trading Companies & Distributors
25,000 Fortress Transportation and Infrastructure Investors LLC +	560,750	1.72%
Total for Common Stocks (Cost $21,369,843)	41,012,018	125.54%

ADR - American Depositary Receipt.
* Non-Income Producing Securities.
+ Portion or all of the security is pledged as collateral for options written.

The accompanying notes are an integral part of these
financial statements.

2021 Annual Report 16

WP Large Cap Income Plus Fund

	Schedule of Investments
	November 30, 2021
Shares	Fair Value	% of Net Assets

WARRANTS
3,500 Occidental Petroleum Corporation, 8/3/2027 @ $22.00 * +	$43,750
Total for Warrants (Cost $17,325)	43,750	0.13%
MONEY MARKET FUNDS
152,396 Federated Hermes Government Obligations Fund - Institutional	152,396
Class 0.03% **	152,396	0.47%
Total for Money Market Funds (Cost $152,396)

CALL/PUT OPTIONS PURCHASED		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value	% of Net Assets
CBOE S&P 500 Index *
December 3, 2021 Puts @ $3,725.00 ***	852	$ 317,370,000	27,690
Total for Options Purchased (Premiums Paid - $150,166)		$ 317,370,000	27,690	0.08%
Total Investment Securities (Cost $21,689,730)			41,235,854	126.22%
Liabilities in Excess of Other Assets			(8,566,813)	-26.22%

Net Assets			$32,669,041	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at November 30, 2021.
*** Level 2 valuation. See Note 2.
+ Portion or all of the security is pledged as collateral for options written.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 17

WP Large Cap Income Plus Fund

		Schedule of Options Written
		November 30, 2021
Underlying Security		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value

Call Options Written
CBOE S&P 500 Index *
December 17, 2021 Calls @ $3,000.00	2	$600,000	$314,398
December 16, 2022 Calls @ $3,100.00 ***	12	3,720,000	1,838,640
Total Call Options Written (Premiums Received $220,032)		4,320,000	2,153,038

Put Options Written
CBOE S&P 500 Index *
December 16, 2022 Puts @ $4,000.00	284	113,600,000	6,706,944
Total Put Options Written (Premiums Received $5,414,034)		113,600,000	6,706,944
Total Options Written (Premiums Received $5,634,066)		$117,920,000	$8,859,982

* Non-Income Producing Securities. *** Level 2 valuation. See Note 2. The accompanying notes are an integral part of these financial statements.

2021 Annual Report 18

WP Trust

Statements of Assets and Liabilities		WP
November 30, 2021	WP Smaller	International
	Companies	Companies
	Income Plus	Income Plus
	Fund	Fund

Assets:
Investments at Fair Value*	$7,796,383	$6,153,715
Cash	-	1,000
Deposit at Broker for Written Options	325,066	112,922
Dividends Receivable	5,930	3,952
Prepaid Expenses	2,730	602
Total Assets	8,130,109	6,272,191
Liabilities:
Options Written at Fair Value (Premiums Received $1,050,988 and
$1,089,206, respectively)	1,298,880	1,346,112
Payable for Fund Shares Redeemed	300	300
Payable to Advisor	8,542	6,097
Payable to Administrator	2,800	2,800
Accrued Distribution and Service (12b-1) Fees	1,612	1,129
Payable to Chief Compliance Officer	667	667
Other Accrued Expenses	26,734	27,153
Total Liabilities	1,339,535	1,384,258
Net Assets	$6,790,574	$4,887,933
Net Assets Consist of:
Paid In Capital	$5,719,157	$7,314,896
Total Distributable Earnings / (Accumulated Deficit)	1,071,417	(2,426,963)
Net Assets	$6,790,574	$4,887,933

Net Asset Value, Offering and Redemption Price	$13.38	$8.32

* Investments at Identified Cost	$4,981,633	$4,773,715

Shares Outstanding (Unlimited number of shares	507,414	587,489
authorized without par value)

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 19

WP Trust

Statements of Assets and Liabilities		WP
November 30, 2021		Large Cap
	WP Income	Income Plus
	Plus Fund	Fund

Assets:
Investment Securities at Fair Value*	$4,592,727	$41,235,854
Deposit at Broker for Written Options	114,765	302,414
Dividends Receivable	4,832	80,366
Prepaid Expenses	706	3,325
Total Assets	4,713,030	41,621,959
Liabilities:
Options Written at Fair Value (Premiums Received $1,280,295 and
$5,634,066, respectively)	1,582,272	8,859,982
Payable for Fund Shares Redeemed	300	300
Payable to Advisor	5,196	38,781
Payable to Administrator	2,800	2,800
Accrued Distribution and Service (12b-1) Fees	966	7,495
Payable to Chief Compliance Officer	667	667
Other Accrued Expenses	27,423	42,893
Total Liabilities	1,619,624	8,952,918
Net Assets	$3,093,406	$32,669,041
Net Assets Consist of:
Paid In Capital	$9,869,854	$23,566,992
Total Distributable Earnings / (Accumulated Deficit)	(6,776,448)	9,102,049
Net Assets	$3,093,406	$32,669,041

Net Asset Value, Offering and Redemption Price	$6.29	$14.94

* Investments at Identified Cost	$4,229,787	$21,689,730

Shares Outstanding (Unlimited number of shares	491,840	2,186,112
authorized without par value)

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 20

WP Trust

Statements of Operations		WP
For the fiscal year ended November 30, 2021	WP Smaller	International
	Companies	Companies
	Income Plus	Income Plus
	Fund	Fund

Investment Income:
Dividends (Net of Foreign Withholding Taxes of $2,561 and $3,317, respectively)	$59,975	$151,225
Total Investment Income	59,975	151,225
Expenses:
Management Fees	124,723	77,723
Administration Fees	33,601	33,600
Interest Expense	12,460	15,973
Compliance Officer Expense	8,001	8,001
Distribution and Service (12b-1) Fees - Class A	23,097	14,393
Audit Fees	18,901	18,901
Legal Fees	14,911	14,911
Trustees Fees	9,900	9,900
Registration Expense	6,593	2,567
Printing and Postage Expense	1,199	1,140
Transfer Agent Fees & Accounting Fees	27,737	17,101
Custody Fees	8,435	8,810
Miscellaneous Expense	8,238	8,237
Insurance Expense	697	603
Total Expenses Before Recoupment	298,493	231,860
Recoupment	-	-
Total Expenses	298,493	231,860

Net Investment Income (Loss)	(238,518)	(80,635)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	186,338	125,514
Net Realized Gain (Loss) on Options Purchased	(826,049)	(856,087)
Net Realized Gain (Loss) on Options Written	2,089,262	1,894,767
Net Change in Unrealized Appreciation (Depreciation) on Investments	(979,673)	380,229
Net Change in Unrealized Appreciation (Depreciation) on Options Purchased	7,362	7,629
Net Change in Unrealized Appreciation (Depreciation) on Options Written	(648,502)	(602,865)
Net Realized and Unrealized Gains (Loss) on Investments	(171,262)	949,187

Net Increase (Decrease) in Net Assets from Operations	$(409,780)	$868,552

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 21

WP Trust

Statements of Operations
For the fiscal year ended November 30, 2021		WP
		Large Cap
	WP Income	Income Plus
	Plus Fund	Fund

Investment Income:
Dividends (Net of Foreign Withholding Taxes of $1,291 and $4,820, respectively)	$256,003	$820,270
Total Investment Income	256,003	820,270
Expenses:
Management Fees	72,587	465,775
Administration Fees	33,600	33,866
Interest Expense	18,619	87,862
Compliance Officer Expense	8,001	8,001
Distribution and Service (12b-1) Fees - Class A	13,442	86,255
Audit Fees	18,901	18,901
Legal Fees	14,911	14,910
Trustees Fees	9,901	9,901
Registration Expense	4,456	5,443
Transfer Agent Fees & Accounting Fees	16,050	41,305
Custody Fees	8,435	9,310
Miscellaneous Expense	8,248	8,709
Printing & Mailing Fees	1,173	1,382
Insurance Expense	596	1,341
Total Expenses	228,920	792,961

Net Investment Income (Loss)	27,083	27,309

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	16,065	593,517
Net Realized Gain (Loss) on Options Purchased	(1,006,277)	(4,114,335)
Net Realized Gain (Loss) on Options Written	2,225,402	7,864,192
Net Change in Unrealized Appreciation (Depreciation) on Investments	194,880	5,271,235
Net Change in Unrealized Appreciation (Depreciation) on Options Purchased	8,967	19,479
Net Change in Unrealized Appreciation (Depreciation) on Options Written	(706,834)	(2,938,184)
Net Realized and Unrealized Gains (Loss) on Investments	732,203	6,695,904

Net Increase (Decrease) in Net Assets from Operations	$759,286	$6,723,213

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 22

WP Trust

Statements of Cash Flows			WP
For the fiscal year ended November 30, 2021	WP Smaller		International
	Companies		Companies
	Income Plus		Income Plus
	Fund		Fund

Increase (Decrease) in cash:
Cash flows from operating activities:
Net Increase (Decrease) in net assets from operations	$(409,780)		$868,552
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash (used in)/provided from operating activities:
Purchase of investments and options	(2,246,863)		(1,252,069)
Proceeds from disposition of investments and options	549,278		497,055
Purchase/sales of short-term investment securities, net	1,295,960		263,285
(Increase) decrease in dividends and interest receivable	(5,923)		1,205
(Increase) decrease in prepaid expenses	44		2,083
Premiums received from options written	17,901,743		18,407,389
Payments to cover options written	(16,100,577)		(16,656,755)
Increase (decrease) in accrued distribution (12b-1) fees	(880)		119
Increase (decrease) in accrued expenses	4,019		5,268
Net unrealized (appreciation) depreciation on investments and options	1,620,813		215,007
Net realized (gain) loss on investments and options	(1,449,551)		(1,164,194)
Net cash (used in)/provided from operating activities	1,158,283		1,186,945

Cash flows from financing activities:
Proceeds from Fund shares sold	234,232		49,200
Payment on Fund shares redeemed	(1,325,253)	*	(1,197,684)	**
Cash distributions paid	-		-
Net cash (used in)/provided from financing activities	(1,091,021)		(1,148,484)

Net increase (decrease) in cash	67,262		38,461

Cash:
Beginning of year	257,804		75,461
End of year	$325,066		$113,922

Supplemental disclosure of cash flow information:

Reconciliation of restricted and unrestricted cash at the beginning of the year to the Statement of Assets and Liabilities:
Cash	$-		$1,000
Deposits at broker for written options	$257,804		$74,461

Reconciliation of restricted and unrestricted cash at the end of the year to the Statement of Assets and Liabilities:
Cash	$-		$1,000
Deposits at broker for written options	$325,066		$112,922

Interest paid by the Funds was $11,493 and $14,858, respectively.
* Noncash financing activities not included herein consist of an increase in payable for Fund Shares redeemed of $300.
** Noncash financing activities not included herein consist of an increase in payable for Fund Shares redeemed of $300.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 23

WP Trust

Statements of Cash Flows			WP
For the fiscal year ended November 30, 2021			Large Cap
	WP Income		Income Plus
	Plus Fund		Fund

Increase (Decrease) in cash:
Cash flows from operating activities:
Net Increase (Decrease) in net assets from operations	$759,286		$6,723,213
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash (used in)/provided from operating activities:
Purchase of investments and options	(1,383,053)		(5,736,574)
Proceeds from disposition of investments and options	2,286,283		2,867,573
Purchase/sales of short-term investment securities, net	(15,244)		538,055
(Increase) decrease in dividends and interest receivable	(4,391)		(2,540)
(Increase) decrease in prepaid expenses	3,749		252
Premiums received from options written	21,598,815		91,930,348
Payments to cover options written	(19,582,355)		(85,890,998)
Increase (decrease) in accrued distribution (12b-1) fees	(61)		33
Increase (decrease) in accrued expenses	3,383		19,913
Return of capital received from investments	-		34,076
Net unrealized (appreciation) depreciation on investments and options	502,987		(2,352,530)
Net realized (gain) loss on investments and options	(1,235,190)		(4,343,374)
Net cash (used in)/provided from operating activities	2,934,209		3,787,447

Cash flows from financing activities:
Proceeds from Fund shares sold	114,305		1,070,727	**
Payment on Fund shares redeemed	(2,983,422)	*	(4,745,717)	**
Cash distributions paid	(7,792)	*	(5,787)	**
Net cash (used in)/provided from financing activities	(2,876,909)		(3,680,777)

Net increase (decrease) in cash	57,300		106,670

Cash:
Beginning of year	57,465		195,744
End of year	$114,765		$302,414

Supplemental disclosure of cash flow information:

Reconciliation of restricted and unrestricted cash at the beginning of the year to the Statement of Assets and Liabilities:
Cash	$-		$-
Deposits at broker for written options	$57,465		$195,744

Reconciliation of restricted and unrestricted cash at the end of the year to the Statement of Assets and Liabilities:
Cash	$-		$-
Deposits at broker for written options	$114,765		$302,414

Interest paid by the Funds was $17,307 and $82,633, respectively.
* Noncash financing activities not included herein consist of reinvestment of distributions of $16,844 and a decrease in payable for Fund Shares redeemed of $1,834.
** Noncash financing activities not included herein consist of reinvestment of distributions of $183,108, a decrease in the receivable for Fund Shares purchased of $20,000 and an increase in payable for Fund Shares redeemed of $300.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 24

WP Trust

Statements of Changes in Net Assets
	WP Smaller Companies Income Plus		WP International Companies Income
	Fund		Plus Fund

	12/1/2020	12/1/2019	12/1/2020	12/1/2019
	to	to	to	to
	11/30/2021	11/30/2020	11/30/2021	11/30/2020
From Operations:
Net Investment Income (Loss)	$(238,518)	$(229,859)	$(80,635)	$(67,040)
Net Realized Gain (Loss) on Investments, Options
Purchased and Options Written	1,449,551	(2,951,752)	1,164,194	(5,053,883)
Net Change in Unrealized Appreciation (Depreciation)
on Investments, Options Purchased and Options
Written	(1,620,813)	2,062,469	(215,007)	590,022
Net Increase (Decrease) in Net Assets from Operations	(409,780)	(1,119,142)	868,552	(4,530,901)

From Distributions to Shareholders:	-	(11,812)	-	(195,090)
From Capital Share Transactions:
Proceeds From Sale of Shares	234,232	660,026	49,200	559,426
Shares Issued on Reinvestment of Dividends	-	11,752	-	194,644
Cost of Shares Redeemed	(1,325,553)	(1,477,723)	(1,197,984)	(1,344,629)
Net Increase (Decrease) from Shareholder Activity	(1,091,321)	(805,945)	(1,148,784)	(590,559)
Net Increase (Decrease) in Net Assets	(1,501,101)	(1,936,899)	(280,232)	(5,316,550)

Net Assets at Beginning of Year	8,291,675	10,228,574	5,168,165	10,484,715

Net Assets at End of Year	$6,790,574	$8,291,675	$4,887,933	$5,168,165

Share Transactions:
Issued	14,108	51,881	5,480	58,325
Reinvested	-	839	-	15,339
Redeemed	(83,118)	(158,783)	(134,850)	(194,491)
Net Increase (Decrease) in Shares	(69,010)	(106,063)	(129,370)	(120,827)

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 25

WP Trust

Statements of Changes in Net Assets

	WP Income Plus Fund		WP Large Cap Income Plus Fund

	12/1/2020	12/1/2019	12/1/2020	12/1/2019
	to	to	to	to
	11/30/2021	11/30/2020	11/30/2021	11/30/2020
From Operations:
Net Investment Income (Loss)	$27,083	$178,808	$27,309	$159,448
Capital Gain Distributions from Investments	-	-	-	25,265
Net Realized Gain (Loss) on Investments, Options
Purchased and Options Written	1,235,190	(8,762,601)	4,343,374	(13,389,936)
Net Change in Unrealized Appreciation (Depreciation)
on Investments, Options Purchased and Options
Written	(502,987)	1,191,714	2,352,530	893,079
Net Increase (Decrease) in Net Assets from Operations	759,286	(7,392,079)	6,723,213	(12,312,144)

From Distributions to Shareholders:	(24,636)	(245,787)	(188,894)	(1,170,679)
From Return of Capital to Shareholders:	-	(16,007)	-	-

From Capital Share Transactions:
Proceeds From Sale of Shares	114,305	341,836	1,050,727	4,750,617
Shares Issued on Reinvestment of Dividends	16,844	216,607	183,108	1,164,557
Cost of Shares Redeemed	(2,981,588)	(3,074,081)	(4,746,017)	(6,020,730)
Net Increase (Decrease) from Shareholder Activity	(2,850,439)	(2,515,638)	(3,512,182)	(105,556)
Net Increase (Decrease) in Net Assets	(2,115,789)	(10,169,511)	3,022,137	(13,588,379)

Net Assets at Beginning of Year	5,209,195	15,378,706	29,646,904	43,235,283

Net Assets at End of Year	$3,093,406	$5,209,195	$32,669,041	$29,646,904

Share Transactions:
Issued	16,856	43,825	72,240	365,348
Reinvested	2,950	24,557	13,093	71,186
Redeemed	(439,521)	(556,484)	(321,707)	(602,197)
Net Increase (Decrease) in Shares	(419,715)	(488,102)	(236,374)	(165,663)

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 26

WP Trust

Financial Highlights - WP Smaller Companies Income Plus Fund

Selected data for a share outstanding throughout the year:	12/1/2020		12/1/2019		12/1/2018	12/1/2017	12/1/2016
	to		to		to	to	to
	11/30/2021		11/30/2020		11/30/2019	11/30/2018	11/30/2017
Net Asset Value - Beginning of Year	$14.38		$14.99		$13.31	$13.32	$11.53
Net Investment Loss (a)	(0.43)		(0.36)		(0.27)	(0.26)	(0.21)
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.57)	(f)	(0.23)	(f)	1.95	0.55	2.00
Total from Investment Operations	(1.00)		(0.59)		1.68	0.29	1.79
Distributions (From Net Investment Income)	-		-		-	-	-
Distributions (From Capital Gains)	-		(0.02)		-	(0.30)	-
Total Distributions	-		(0.02)		-	(0.30)	-
Net Asset Value - End of Year	$13.38		$14.38		$14.99	$13.31	$13.32
Total Return (b)	(6.95)%		(3.93)%		12.62%	2.23%	15.52%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$6,791		$8,292		$10,229	$8,012	$5,628

Before Reimbursement
Ratio of Expenses to Average Net Assets (c) (e)	3.23%		4.19%		3.37%	3.77%	3.82%
Ratio of Net Investment Loss to Average
Net Assets (d) (e)	(2.58)%		(3.16)%		(2.05)%	(2.50)%	(2.42)%
After Reimbursement
Ratio of Expenses to Average Net Assets (c) (e)	3.23%		4.19%		3.32%	3.15%	3.12%
Ratio of Net Investment Loss to Average
Net Assets (d) (e)	(2.58)%		(3.16)%		(2.00)%	(1.88)%	(1.72)%

Portfolio Turnover Rate	6.20%		5.15%		0.25%	0.00%	0.00%

(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assum-
ing reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distrib-
utions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(e) The ratios include 0.13%, 0.42%, 0.61%, 0.40% and 0.29% of interest expense during the fiscal years ended
November 30, 2021, November 30, 2020, November 30, 2019, November 30, 2018 and November 30, 2017.
(f) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the
Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 27

WP Trust

Financial Highlights - WP International Companies Income Plus Fund

Selected data for a share outstanding throughout the year:	12/1/2020	12/1/2019	12/1/2018	12/1/2017	12/1/2016
	to	to	to	to	to
	11/30/2021	11/30/2020	11/30/2019	11/30/2018	11/30/2017
Net Asset Value - Beginning of Year	$7.21	$12.52	$10.93	$12.74	$10.16
Net Investment Income (Loss) (a)	(0.12)	(0.08)	0.03	0.01	(0.07)
Net Gain (Loss) on Investments (Realized and Unrealized)	1.23	(5.00)	1.56	(1.49)	2.65
Total from Investment Operations	1.11	(5.08)	1.59	(1.48)	2.58
Distributions (From Net Investment Income)	-	(0.06)	-	-	-
Distributions (From Capital Gains)	-	(0.17)	-	(0.33)	-
Total Distributions	-	(0.23)	-	(0.33)	-

Net Asset Value - End of Year	$8.32	$7.21	$12.52	$10.93	$12.74
Total Return (b)	15.40%	(41.37)%	14.55%	(11.97)%	25.39%
Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$4,888	$5,168	$10,485	$8,987	$8,969

Before Reimbursement
Ratio of Expenses to Average Net Assets (c) (e)	4.03%	4.58%	3.35%	3.44%	3.18%
Ratio of Net Investment Income (Loss) to Average
Net Assets (d) (e)	(1.40)%	(1.06)%	0.27%	(0.21)%	(0.77)%
After Reimbursement
Ratio of Expenses to Average Net Assets (c) (e)	4.03%	4.58%	3.34%	3.15%	3.03%
Ratio of Net Investment Income (Loss) to Average
Net Assets (d) (e)	(1.40)%	(1.06)%	0.28%	0.08%	(0.62)%

Portfolio Turnover Rate	6.22%	7.10%	0.00%	0.00%	0.00%

(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assum-
ing reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distrib-
utions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(e) The ratios include 0.28%, 0.52%, 0.64%, 0.41% and 0.23% of interest expense during the fiscal years ended
November 30, 2021, November 30, 2020, November 30, 2019, November 30, 2018 and November 30, 2017.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 28

WP Trust

Financial Highlights - WP Income Plus Fund

Selected data for a share outstanding throughout the year:	12/1/2020	12/1/2019	12/1/2018	12/1/2017	12/1/2016
	to	to	to	to	to
	11/30/2021	11/30/2020	11/30/2019	11/30/2018	11/30/2017
Net Asset Value - Beginning of Year	$5.71	$10.99	$10.06	$11.46	$10.78
Net Investment Income (a)	0.03	0.16	0.34	0.33	0.26
Net Gain (Loss) on Investments (Realized and Unrealized)	0.58	(5.24)	0.93	(0.83)	0.76
Total from Investment Operations	0.61	(5.08)	1.27	(0.50)	1.02
Distributions (From Net Investment Income)	(0.03)	(0.14)	(0.34)	(0.32)	(0.25)
Distributions (Return of Capital)	-	(0.01)	-	-	-
Distributions (From Capital Gains)	-	(0.05)	-	(0.58)	(0.09)
Total Distributions	(0.03)	(0.20)	(0.34)	(0.90)	(0.34)
Net Asset Value - End of Year	$6.29	$5.71	$10.99	$10.06	$11.46
Total Return (b)	10.68%	(46.75)%	12.90%	(4.69)%	9.44%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$3,093	$5,209	$15,379	$15,437	$14,487
Ratio of Expenses to Average Net Assets (c) (e)	4.26%	4.23%	3.01%	2.97%	2.87%
Ratio of Net Investment Income to Average
Net Assets (d) (e)	0.50%	2.21%	3.20%	3.02%	2.20%
Portfolio Turnover Rate	6.09%	10.61%	1.88%	0.34%	49.17%

(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assum-
ing reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distrib-
utions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(e) The ratios include 0.35%, 0.56%, 0.66%, 0.45% and 0.33% of interest expense during the fiscal years ended
November 30, 2021, November 30, 2020, November 30, 2019, November 30, 2018 and November 30, 2017.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 29

WP Trust

Financial Highlights - WP Large Cap Income Plus Fund

Selected data for a share outstanding throughout the year:	12/1/2020		12/1/2019		12/1/2018		9/1/2018		9/1/2017	9/1/2016
	to		to		to		to		to	to
	11/30/2021		11/30/2020		11/30/2019		11/30/2018	(e)	8/31/2018	8/31/2017
Net Asset Value - Beginning of Year	$12.24		$16.71		$13.77		$14.69		$12.86	$10.31
Net Investment Income	0.01	(a)	0.06	(a)	0.08	(a)	0.01	(a)	0.01	0.08
Net Gain (Loss) on Investments (Realized and Unrealized)	2.77		(4.08)		2.87		(0.93)		2.17	2.49
Total from Investment Operations	2.78		(4.02)		2.95		(0.92)		2.18	2.57
Distributions (From Net Investment Income)	(0.08)		(0.08)		(0.01)		-		(0.06)	(0.02)
Distributions (From Return of Capital)	-		-		-		-		-	-
Distributions (From Capital Gains)	-		(0.37)		-		-		(0.29)	-
Total Distributions	(0.08)		(0.45)		(0.01)		-		(0.35)	(0.02)
Net Asset Value - End of Year	$14.94		$12.24		$16.71		$13.77		$14.69	$12.86
Total Return (b)	22.76%		(24.71)%		21.50%		(6.26)%	*	17.14%	24.95%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$32,669		$29,647		$43,235		$34,626		$36,458	$29,861
Ratio of Expenses to Average Net Assets (c) (d)	2.30%		2.75%		2.60%		2.75%	**	2.73%	2.47%
Ratio of Net Investment Income to Average
Net Assets (d)	0.08%		0.53%		0.52%		0.21%	**	0.08%	0.65%
Portfolio Turnover Rate	3.86%		8.38%		3.92%		0.26%	*	4.01%	3.11%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assum-
ing reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distrib-
utions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) The ratios include interest expense of 0.25% during the year ended November 30, 2021, 0.45% during the year ended November 30, 2020, 0.52% during the year ended November 30, 2019, 0.48% during the period ended
November 30, 2018, 0.33% during the year ended August 31, 2018, and 0.19% during the year ended August 31,
2017.
(e) Represents the period from September 1, 2018 through November 30, 2018. The WP Large Cap Income Plus
Fund changed its fiscal year end from August 31 to November 30.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 30

NOTES TO FINANCIAL STATEMENTS
WP TRUST
November 30, 2021

1.) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The WP Family of Funds (the “Funds”) are series of WP Trust (the “Trust”). The Trust was organized on June 4, 2015, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The following series of the WP Family of Funds: (i) WP Smaller Companies Income Plus Fund (“Smaller Companies Fund”), (ii) WP International Companies Income Plus Fund (“International Companies Fund”), (iii) WP Income Plus Fund (“Income Fund”) and (iv) WP Large Cap Income Plus Fund (“Large Cap Fund”) (each a “Fund” and collectively, the “Funds”) are each an open-end management investment company and separate series of the Trust. The Smaller Companies Fund, International Companies Fund and Income Fund are non-diversified Funds. As non-diversified Funds, the Smaller Companies Fund, International Companies Fund and Income Fund may invest a significant portion of their assets in a small number of companies. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions. The Large Cap Fund is a diversified Fund.

The investment objective of each Fund is total return. The Funds’ investment adviser is Winning Points Advisers, LLC (the “Adviser”). The Funds currently offer one class of shares, Institutional Class shares. The Smaller Companies Fund, the International Companies Fund and the Income Fund commenced operations on January 4, 2016. The Large Cap Fund commenced operations on October 10, 2013.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in note 2.

OPTIONS: The Funds’ option strategies consist of selling and purchasing put and call options on equity indexes, bond indexes and exchange-traded funds (“ETFs”). The sale of put options generates income for the Funds, but exposes them to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premiums paid by the Funds for the options. The sale of call options generates income for the Funds, but may limit the Funds’ participation in equity market gains. The Funds’ investment adviser seeks to reduce the overall volatility of returns for the Funds by managing a portfolio of options. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Funds give up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Funds. The Funds will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

EXCHANGE TRADED AND CLOSED END FUNDS: The Funds may invest in ETFs and Closed End Funds (“CEFs”). ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund

2021 Annual Report 31

Notes to Financial Statements - continued

invests in addition to a Fund’s direct fees and expenses. Also, with respect to dividends paid by the ETFs and CEFs, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of November 30, 2021, the iShares Russell 2000 ETF represented 77.11% of the Smaller Companies Fund’s net assets, the iShares MSCI EAFE ETF represented 109.73% of the International Companies Fund’s net assets and the SPDR Bloomberg High Yield Bond ETF represented 91.86% of the Income Fund’s net assets. Additional information for these securities, including their financial statements, is available from the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Large Cap Fund did not invest greater than 25% of its net assets in any one security.

FEDERAL INCOME TAXES: The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the fiscal year ended November 30, 2021, the Funds did not incur any interest or penalties.

In addition, GAAP requires management of the Funds to analyze all open tax years, as defined by IRS statute of limitations, including federal tax authorities and certain state tax authorities. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually for the Smaller Companies Fund, International Companies Fund and Large Cap Fund. Dividends will be paid monthly for the Income Fund. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

COMMON EXPENSES: Common expenses of the Trust are allocated among the Funds within the Trust either based on relative net assets of each Fund, divided equally among the Funds or allocated to specific Funds. The allocations are dependent upon the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

OTHER: Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds using the identified cost method. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income and expenses are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2.) SECURITIES VALUATIONS
PROCESSES AND STRUCTURE
The Funds’ Board of Trustees have adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated

2021 Annual Report 32

Notes to Financial Statements - continued

authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

HIERARCHY OF FAIR VALUE INPUTS
The Funds utilize various methods to measure the fair value of all investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ best information about the assumptions a market participant would use in valuing the assets or liabilities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, CEFs and ETFs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. In the event of a short sale of an equity security, lacking a last sale price, an equity security is generally valued by the pricing service at its last ask price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in Level 1 of the fair value hierarchy.

Derivative instruments. Derivatives generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair value of such securities. Derivatives that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a derivative (held long or short) is generally valued by the pricing service at its last mean price. When such mean prices are used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, these securities are valued at fair value as determined in good faith by the

2021 Annual Report 33

Notes to Financial Statements - continued

Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of November 30, 2021:

Smaller Companies Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,363,550	$ –	$–	$2,363,550
Exchange Traded Funds	5,236,080	–	–	5,236,080
Money Market Funds	191,390	–	–	191,390
Options Purchased	–	5,363	–	5,363
Total	$7,791,020	$5,363	$–	$7,796,383

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$1,298,880	$–	$–	$1,298,880
Total	$1,298,880	$–	$–	$1,298,880

International Companies Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$744,540	$ –	$–	$744,540
Exchange Traded Funds	5,363,432	–	–	5,363,432
Money Market Funds	40,185	–	–	40,185
Options Purchased	–	5,558	–	5,558
Total	$6,148,157	$5,558	$–	$6,153,715

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$1,346,112	$–	$–	$1,346,112
Total	$1,346,112	$–	$–	$1,346,112

Income Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,184,410	$ –	$–	$1,184,410
Exchange Traded Funds	3,252,750	–	–	3,252,750
Money Market Funds	149,034	–	–	149,034
Options Purchased	–	6,533	–	6,533
Total	$4,586,194	$6,533	$–	$4,592,727

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$1,582,272	$–	$–	$1,582,272
Total	$1,582,272	$–	$–	$1,582,272

Large Cap Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$41,012,018	$ –	$–	$41,012,018
Warrants	43,750	–	–	43,750
Money Market Funds	152,396	–	–	152,396
Options Purchased	–	27,690	–	27,690
Total	$41,208,164	$27,690	$–	$41,235,854

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$7,021,342	$1,838,640	$–	$8,859,982
Total	$7,021,342	$1,838,640	$–	$8,859,982

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any level 3 assets during the fiscal year ended November 30, 2021.

3. DERIVATIVES TRANSACTIONS
As of November 30, 2021, portfolio securities valued at $7,599,630, $6,107,972, $4,437,160 and $41,055,768 were held in segregated accounts by the custodian as collateral for options written by the Smaller Companies Fund, International Companies Fund, Income Fund and Large Cap Fund, respectively.

2021 Annual Report 34

Notes to Financial Statements - continued

The average monthly notional value of options contracts purchased and written by each Fund for the year ended November 30, 2021, were as follows:

Smaller Companies Fund	Average Notional Value
Put Options Purchased	$64,115,192
Call Options Written	($1,159,385)
Put Options Written	($19,410,000)

International Companies Fund	Average Notional Value
Put Options Purchased	$66,446,654
Put Options Written	($20,114,808)

Income Fund	Average Notional Value
Put Options Purchased	$78,103,962
Put Options Written	($23,629,038)

Large Cap Fund	Average Notional Value
Put Options Purchased	$331,109,846
Call Options Written	($7,815,231)
Put Options Written	($100,546,923)

As of November 30, 2021, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Smaller Companies Fund:
Assets	Location	Equity Contracts/Total
Put options purchased	Investments at Fair Value	$5,363
Total Assets		$5,363

Liabilities	Location	Equity Contracts/Total
Put options written	Options Written at Fair Value	$1,298,880
Total Liabilities		$1,298,880

International Companies Fund:
Assets	Location	Equity Contracts/Total
Put options purchased	Investments at Fair Value	$5,558
Total Assets		$5,558

Liabilities	Location	Equity Contracts/Total
Put options written	Options Written at Fair Value	$1,346,112
Total Liabilities		$1,346,112

Income Fund:
Assets	Location	Equity Contracts/Total
Put options purchased	Investments at Fair Value	$6,533
Total Assets		$6,533

Liabilities	Location	Equity Contracts/Total
Put options written	Options Written at Fair Value	$1,582,272
Total Liabilities		$1,582,272

Large Cap Fund:
Assets	Location	Equity Contracts/Total
Put options purchased	Investments at Fair Value	$27,690
Total Assets		$27,690

Liabilities	Location	Equity Contracts/Total
Call options written	Options Written at Fair Value	$2,153,038
Put options written	Options Written at Fair Value	6,706,944
Total Liabilities		$8,859,982

2021 Annual Report 35

Notes to Financial Statements - continued

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the year ended November 30, 2021, are recorded in the following locations in the Statements of Operations:

Smaller Companies Fund:
Net change in unrealized
appreciation (depreciation) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	$7,362
Call options written	Options written	(66,671)
Put options written	Options written	(581,831)
		($641,140)

Net realized gain (loss) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	($826,049)
Call options written	Options written	260,860
Put options written	Options written	1,828,402
		$1,263,213

International Companies Fund:
Net change in unrealized
appreciation (depreciation) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	$7,629
Put options written	Options written	(602,865)
		($595,236)

Net realized gain (loss) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	($856,087)
Put options written	Options written	1,894,767
		$1,038,680

Income Fund:
Net change in unrealized
appreciation (depreciation) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	$8,967
Put options written	Options written	(706,834)
		($697,867)

Net realized gain (loss) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	($1,006,277)
Put options written	Options written	2,225,402
		$1,219,125

Large Cap Fund:
Net change in unrealized
appreciation (depreciation) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	$19,479
Call options written	Options written	160,664
Put options written	Options written	(3,098,848)
		($2,918,705)

Net realized gain (loss) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	($4,114,335)
Call options written	Options written	(1,719,642)
Put options written	Options written	9,583,834
		$3,749,857

2021 Annual Report 36

Notes to Financial Statements - continued

The following tables present the Funds’ derivatives available for offset under a master netting arrangement net of collateral pledged as of November 30, 2021.

Smaller Companies Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of	Financial	Cash
	Recognized	Assets and	Assets and	Instruments	Collateral	Net Amount
Description	Liabilities(1)	Liabilities	Liabilities(1)	Pledged(2)	Pledged	of Liabilities
Options
Written	$1,298,880	$0	$1,298,880	$973,814	$325,066	$0

International Companies Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of	Financial	Cash
	Recognized	Assets and	Assets and	Instruments	Collateral	Net Amount
Description	Liabilities(1)	Liabilities	Liabilities(1)	Pledged(2)	Pledged	of Liabilities

Options
Written	$1,346,112	$0	$1,346,112	$1,233,190	$112,922	$0

Income Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of	Financial	Cash
	Recognized	Assets and	Assets and	Instruments	Collateral	Net Amount
Description	Liabilities(1)	Liabilities	Liabilities(1)	Pledged(2)	Pledged	of Liabilities

Options
Written	$1,582,272	$0	$1,582,272	$1,467,507	$114,765	$0

Large Cap Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of	Financial	Cash
	Recognized	Assets and	Assets and	Instruments	Collateral	Net Amount
Description	Liabilities(1)	Liabilities	Liabilities(1)	Pledged(2)	Pledged	of Liabilities

Options
Written	$8,859,982	$0	$8,859,982	$8,557,568	$302,414	$0

(1) Written options at value as presented in the Funds’ Schedule of Options Written.

(2) The amounts are limited to the derivative liability balances and accordingly do not include excess collateral pledged.

2021 Annual Report 37

Notes to Financial Statements - continued

4.) INVESTMENT TRANSACTIONS
For the fiscal year ended November 30, 2021, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Smaller	International
	Companies Fund	Companies Fund	Income Fund	Large Cap Fund
Purchases	$1,423,480	$398,744	$380,023	$1,592,033
Sales	$548,295	$496,036	$2,285,086	$2,864,201

There were no purchases or sales of U.S. Government obligations.

5.) ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS
The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser receives a monthly management fee equal to an annual rate of 1.35% of each Fund’s average daily net assets. For the year ended November 30, 2021, the Adviser earned management fees as follows:

Management Fees
Smaller Companies Fund	$124,723
International Companies Fund	77,723
Income Fund	72,587
Large Cap Fund	465,775

The Adviser had entered into a contractual agreement with the Trust under which it had agreed to waive or reduce its fees and to assume other expenses of the Smaller Companies Fund, International Companies Fund and Income Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, interest and dividend expense on securities sold short and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, as amended) to not more than 2.50% . The contractual agreement expired on March 30, 2019, and was not renewed. The Adviser had also entered into a contractual agreement with the Trust with respect to the Large Cap Fund under which it had agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses associated with any proxies, mergers, reorganizations and other shareholder solicitation activities, litigation-related expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 2.50% . The contractual agreement expired on December 31, 2019, and was not renewed. As such, the Adviser did not waive any management fees as it relates to each Fund during the fiscal year ended November 30, 2021.

The Funds may, at a later date, reimburse the Adviser the management fees waived or limited and other expenses assumed and paid by the Adviser pursuant to the Expense Limitation Agreements during any of the previous three fiscal years, if the total annual fund operating expenses for the applicable following year, after giving effect to the repayment, do not exceed the operating expense limits with respect to the average daily net assets of the Funds (or any lower expense limitation or limitations to which the parties may otherwise agree) that were in effect at the time they were waived. The Funds did not reimburse any fees to the Adviser during the fiscal year ended November 30, 2021. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, are as follows:

November 30,
2022
Smaller Companies Fund	$4,552
International Companies Fund	1,233
Income Fund	–
Large Cap Fund	–

An Interested Trustee is also a managing member of the Adviser.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Funds may expend up to 0.25% for Institutional Class shares of the Funds’ average daily

2021 Annual Report 38

Notes to Financial Statements - continued

net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. The Funds incurred distribution and service (12b-1) fees of $23,097, $14,393, $13,442, and $86,255, for the Smaller Companies Fund, International Companies Fund, Income Fund and Large Cap Fund, respectively for the fiscal year ended November 30, 2021. At November 30, 2021, the Funds owed distribution and service (12b-1) fees of $1,612, $1,129, $966, and $7,495, for the Smaller Companies Fund, International Companies Fund, Income Fund and Large Cap Fund, respectively.

Premier Fund Solutions, Inc. (“PFS” or “Administrator”) serves as the Administrator for the Trust pursuant to a written agreement with the Trust. PFS provides day-to-day administrative services to the Funds. For PFS’s services to the Funds, each Fund pays PFS an annualized asset-based fee of 0.07% of average daily net assets up to $200 million, with lower fees at higher asset levels; subject to a minimum monthly fee of $2,800 per Fund, plus reimbursement of out-of-pocket expenses. For its services, for the fiscal year ended November 30, 2021, amounts earned by PFS were as follows:

Administration Fees
Smaller Companies Fund	$33,601
International Companies Fund	33,600
Income Fund	33,600
Large Cap Fund	33,866

An officer of the Trust is also an officer of the Administrator.

6.) TAX MATTERS
For federal income tax purposes, at November 30, 2021, the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) including written options were as follows:

	Smaller	International
	Companies Fund	Companies Fund	Income Fund	Large Cap Fund
Cost of Investments	$4,957,915	$ 4,749,134	$4,200,893	$21,601,574
Gross Unrealized Appreciation	$3,178,626	$1,509,026	$473,213	$21,617,681
Gross Unrealized Depreciation	(340,158)	(104,445)	(81,379)	(1,983,401)
Net Unrealized Appreciation
(Depreciation) on Investments	$2,838,468	$1,404,581	$391,834	$19,634,280

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax treatment of derivatives, partnerships and wash sales.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at November 30, 2021, the Funds’ most recent fiscal year end, were as follows:

	Smaller Companies Fund	International Companies Fund
Undistributed ordinary income	$ –	$ –
Accumulated capital and other losses	(1,767,051)	(3,831,544)
Unrealized appreciation	2,838,468	1,404,581
	$ 1,071,417	$ (2,426,963)

	Income Fund	Large Cap Fund
Undistributed ordinary income	$ 2,447	$ 17,265
Accumulated capital and other losses	(7,170,729)	(10,549,496)
Unrealized appreciation	391,834	19,634,280
	$(6,776,448)	$ 9,102,049

As of November 30, 2021, accumulated capital and other losses include the following:

Smaller Companies Fund
Deferred Late Year Ordinary Losses*	$227,375
Straddle Loss Deferral	$228,183
Short Term Capital Loss Carryforward	$293,586
Long Term Capital Loss Carryforward	$1,017,907

2021 Annual Report 39

Notes to Financial Statements - continued

International Companies Fund
Deferred Late Year Ordinary Losses*	$113,607
Short Term Capital Loss Carryforward	$1,256,698
Long Term Capital Loss Carryforward	$2,461,239

Income Fund
Straddle Loss Deferral	$36,706
Short Term Capital Loss Carryforward	$2,282,702
Long Term Capital Loss Carryforward	$4,851,321

Large Cap Fund
Straddle Loss Deferral	$91,022
Long Term Capital Loss Carryforward	$10,458,474

* Under current tax law, late year ordinary losses incurred after December 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

During the fiscal year ended November 30, 2021, the Funds utilized capital loss carryforwards of $238,563, $568,958, $535,618, and $849,577 for the Smaller Companies Fund, International Companies Fund, Income Fund and Large Cap Fund, respectively.

In accordance with GAAP, the Funds have recorded reclassifications in the capital accounts. The reclassifications listed below have no impact on the net asset value of the Funds and are as a result of net operating losses. As of November 30, 2021, the Funds recorded reclassifications to increase (decrease) the capital accounts as follows:

Smaller Companies Fund
Paid In Capital	($247,676)
Total Distributable Earnings	$247,676

International Companies Fund
Paid In Capital	($133,636)
Total Distributable Earnings	$133,636

The tax character of distributions paid during the fiscal years ended November 30, 2021 and 2020 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	November 30, 2021	November 30, 2020
Smaller Companies Fund
Ordinary Income	$ –	$ –
Long-term Capital Gain	–	11,812
	$ –	$ 11,812

International Companies Fund
Ordinary Income	$ –	$ 113,201
Long-term Capital Gain	–	81,889
	$ –	$ 195,090

Income Fund
Ordinary Income	$ 24,636	$ 218,278
Return of Capital	–	16,007
Long-term Capital Gain	–	27,509
	$ 24,636	$ 261,794

Large Cap Fund
Ordinary Income	$ 188,894	$ 356,126
Long-term Capital Gain	–	814,553
	$ 188,894	$ 1,170,679

7.) COMMITMENTS AND CONTINGENCIES
In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

2021 Annual Report 40

Notes to Financial Statements - continued

8.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Funds and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coron-avirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

9.) CONCENTRATION OF SECTOR RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of November 30, 2021, the Income Fund and the Large Cap Fund had 38.29% and 29.68%, respectively, of the value of their net assets invested in stocks within the Banks sector.

10.) SUBSEQUENT EVENTS
On December 22, 2021, Income Fund paid and declared an ordinary income distribution of $9,510 to shareholders of record on December 21, 2021. Additionally, on December 22, 2021, Large Cap Fund paid and declared an ordinary income distribution of $43,310 to shareholders of record on December 21, 2021. Smaller Companies Fund and International Fund did not declare any distributions in December.

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no other subsequent events requiring adjustment to or disclosure in the financial statements.

2021 Annual Report 41

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of WP Smaller Companies Income Plus Fund, WP International
Companies Income Plus Fund, WP Income Plus Fund, and WP Large Cap Income Plus Fund
and Board of Trustees of WP Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written of WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund, WP Income Plus Fund, and WP Large Cap Income Plus Fund, (the “Funds”), each a series of WP Trust, as of November 30, 2021, the related statements of operations and cash flows, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2021, the results of their operations and their cash flows, the changes in their net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in	Financial Highlights
	and Cash Flows	Net Assets

WP Smaller Companies Income			For the years ended
Plus Fund, WP International	For the year ended	For the years ended	November 30, 2021,
Companies Income Plus Fund,	November 30, 2021	November 30, 2021 and	2020, 2019, 2018 and
WP Income Plus Fund		2020	2017

For the years ended
November 30, 2021, 2020
		For the years ended	and 2019, the period
WP Large Cap Income Plus Fund	For the year ended	November 30, 2021 and	ended November 30,
	November 30, 2021	2020	2018, the years ended
August 31, 2018, 2017

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

2021 Annual Report 42

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Winning Points Advisors, LLC since 2015.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
January 25, 2022

2021 Annual Report 43

DISCLOSURE OF EXPENSES (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on June 1, 2021, and held through November 30, 2021.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SMALLER COMPANIES FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	June 1, 2021 to
	June 1, 2021	November 30, 2021	November 30, 2021

Actual	$1,000.00	$768.97	$14.59

Hypothetical	$1,000.00	$1,008.57	$16.57
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 3.29%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERNATIONAL COMPANIES FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	June 1, 2021 to
	June 1, 2021	November 30, 2021	November 30, 2021

Actual	$1,000.00	$915.29	$18.68

Hypothetical	$1,000.00	$1,005.57	$ 19.56
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 3.89%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2021 Annual Report 44

Disclosure of Expenses (Unaudited) - continued

INCOME FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	June 1, 2021 to
	June 1, 2021	November 30, 2021	November 30, 2021

Actual	$1,000.00	$933.23	$19.39

Hypothetical	$1,000.00	$1,005.01	$20.11
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 4.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

LARGE CAP FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	June 1, 2021 to
	June 1, 2021	November 30, 2021	November 30, 2021

Actual	$1,000.00	$969.12	$11.21

Hypothetical	$1,000.00	$1,013.69	$11.46
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.27%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2021 Annual Report 45

ADDITIONAL INFORMATION November 30, 2021 (Unaudited)

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

The Funds publicly file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s Web site at http://www.sec.gov.

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-959-9260; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-959-9260. This information is also available on the SEC’s web site at http://www.sec.gov.

2021 Annual Report 46

TRUSTEES AND OFFICERS - Unaudited

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. Generally, each Trustee and officer serves an indefinite term or until certain circumstances occur such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The following chart shows information for the Trustees, including the Trustees who are not “interested persons” as defined in the 1940 Act (“Independent Trustees”) and the Trustees who are “interested persons” as defined in the 1940 Act (“Interested Trustees”), as well as each officer of the Trust. The address of each trustee and officer is 127 NW 13th Street, Suite 13, Boca Raton, Florida 33432. The Statement of Additional Information of the Trust includes additional information about the Funds’ Trustees and is available upon request, without charge, by calling (866) 959-9260.

Name,	Position	Length of	Principal	Number of	Other
Address,	with the	Time Served	Occupation(s)	Portfolios	Directorships
and Age	Trust		During	Overseen by	Held by
			Past 5 Years	Trustee	Trustee

Charles S. Stoll *	President,	Since 2015	Managing Member, Winning	5	None
Year of Birth: 1955	Trustee		Points Advisors, LLC (1989 to
present).

Bradley J. Alden *	Trustee	Since 2015	Program Lead, Culmen	5	None
Year of Birth: 1974			International, LLC (government
consulting services) (2010 to
present).

John Brandt	Vice	Since 2020	Investment Adviser Representa-	N/A	N/A
Year of Birth: 1943	President		tive and Portfolio Manager,
Winning Points Advisors, LLC
(2000 to present).

John H. Lively	Secretary	Since 2017	Attorney, Practus, LLP (law firm)	N/A	N/A
Year of Birth: 1969			(May 2018–present); The Law
Offices of John H. Lively &
Associates, Inc. (law firm) (2010
to May 2018).

James D. Craft	Treasurer	Since 2020	Fund Administrator, Premier Fund	N/A	N/A
Year of Birth: 1982	and Principal		Solutions, Inc. (2007-present);
	Financial		Chief Technology Officer, Premier
	Officer		Fund Solutions, Inc. (2011 to
present).

Julian G. Winters	Chief	Since 2020	Managing Member of Watermark	N/A	N/A
Year of Birth: 1968	Compliance		Solutions, LLC (investment man-
	Officer		agement compliance and consult-
ing) (2007 to present).

* Mr. Stoll is an Interested Trustee because he is managing member of the Advisor. Mr. Alden is an Interested Trustee because he has a familial relationship with a member of the Advisor.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address,	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee

Donald H. Baxter	Independent	Since 2015	President and Treasurer, Baxter	5	None
Year of Birth: 1942	Trustee		Financial Corporation (investment
advisor) (1989 to present).

	Independent	Since 2015	Secretary and Chief Compliance	5	None
Ronald F. Rohe	Trustee		Officer, Baxter Financial Corpor-
Year of Birth: 1943			ation (investment advisor) (1990
to present).

Michael G. Rogan	Independent	Since 2015	President, Rogan & Associates,	5	None
Year of Birth: 1963	Trustee		Inc. (investment advisor) (1997 to
present).

2021 Annual Report 47

WP TRUST
127 NW 13th Street
Suite 13
Boca Raton, FL 33432

INVESTMENT ADVISER
Winning Points Advisers, LLC
127 NW 13th Street
Suite 13
Boca Raton, FL 33432

FUND ADMINISTRATOR
Premier Fund Solutions, Inc.
1939 Friendship Drive
Suite C
El Cajon, CA 92020

TRANSFER AGENT AND FUND ACCOUNTANT
Mutual Shareholder Services, LLC
8000 Town Centre Drive
Suite 400
Broadview Heights, OH 44147

DISTRIBUTOR
Arbor Court Capital, LLC
8000 Town Centre Drive
Suite 400
Broadview Heights, OH 44147

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 Water Street
Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Practus, LLP
11300 Tomahawk Creek Parkway
Suite 310
Leawood, KS 66211

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Ronald F. Rohe. Mr. Rohe is “independent” for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 11/30/2021	FYE 11/30/2020
Audit Fees	$62,500	$62,500
Audit-Related Fees	$0	$0
Tax Fees	$12,000	$12,000
All Other Fees	$1,100	$1,000

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.
All Other Fees: Semi-Annual Report Review.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant, the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 11/30/2021	FYE 11/30/2020
Registrant	$13,100	$13,000
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WP Trust

By: /s/Charles S. Stoll Charles S. Stoll Principal Executive Officer

Date: 7/8/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Charles S. Stoll Charles S. Stoll Principal Executive Officer

Date: 7/8/2022

By: /s/James Craft James Craft Chief Financial Officer

Date: 7/8/2022